Transactions in foreign currency (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 PEN (S/)
Assets
Cash and cash equivalents | S/		S/ 49,216		S/ 80,215	S/ 158,007	S/ 580,499
Assets held for distribution | S/				338,411
Total assets | S/		2,814,115		3,320,623	3,413,794
Liabilities
Trade and other payables | S/				(2,704)
Liabilities held for distribution | S/				(2,704)
Interest-bearing loans and borrowings | S/		(965,290)		(998,148)
Total liability | S/		S/ (1,307,407)		S/ (1,340,594)	S/ (1,367,660)
USD
Assets
Cash and cash equivalents	$ 1,157		$ 3,371
Trade and other receivables	7,764		5,517
Advances to suppliers for work in progress	5,534		2,733
Assets held for distribution			1,885
Total assets	14,455		13,506
Liabilities
Trade and other payables	(18,274)		(15,224)
Liabilities held for distribution			(379)
Interest-bearing loans and borrowings	(300,000)		(300,000)
Total liability	(318,274)		(315,603)
Assets (liabilities)	(303,819)		(302,097)
Cross currency swap position	300,000		300,000
Net monetary position	$ (3,819)		$ (2,097)